Revenue - Major Service Categories (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Total	$ 1,400	$ 1,318	$ 2,678	$ 2,520	$ 2,517
Certification Testing
Revenue from External Customer [Line Items]
Total	379	349	718	657	678
Ongoing Certification Services
Revenue from External Customer [Line Items]
Total	467	436	874	828	829
Non-certification Testing and Other Services
Revenue from External Customer [Line Items]
Total	419	398	812	769	765
Software
Revenue from External Customer [Line Items]
Total	$ 135	$ 135	$ 274	$ 266	$ 245